LEASES - Maturity of operating lease liabilities (Details) - USD ($) $ in Thousands	Oct. 01, 2020	Sep. 30, 2020	Dec. 31, 2019
Maturity of operating lease liabilities
2020			$ 17,384
2021			15,149
2022			14,363
2023			13,922
2024			10,881
Thereafter			832
Total undiscounted future cash flows	$ 12,900	$ 12,900	72,531
Less: Imputed interest			10,624
Total lease liabilities			$ 61,907